Investments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
The scheduled maturities of available for sale fixed maturities
Fixed maturities amortized cost, One year or less	$ 603
Fixed maturities fair value, One year or less	615
Fixed maturities fair value, One year or less, Percent	3.00%
Fixed maturities amortized cost, After one year through five years	5,196
Fixed maturities fair value, After one year through five years	5,478
Fixed maturities fair value, After one year through five years, Percent	25.00%
Fixed maturities amortized cost, After five years through ten years	6,437
Fixed maturities fair value, After five years through ten years	6,998
Fixed maturities fair value, After five years through ten years, Percent	32.00%
Fixed maturities amortized cost, After ten years	1,840
Fixed maturities fair value, After ten years	2,028
Fixed maturities fair value, After ten years, Percent	9.00%
Fixed maturities amortized cost, Subtotal	14,076
Fixed maturities fair value, Subtotal	15,119
Fixed maturities fair value, Subtotal, Percent	69.00%
Fixed maturities amortized cost, MBS	6,486
Fixed maturities fair value, MBS	6,688
Fixed maturities fair value, MBS, Percent	31.00%
Fixed Maturity Securities [Member]
The scheduled maturities of available for sale fixed maturities
Amortized Cost	20,562	18,490
Fair Value	$ 21,807	$ 19,328
Fair value, Total, Percent	100.00%